Operational Ratios	12 Months Ended
Dec. 31, 2021
Operational Ratios
Operational Ratios

30.	Operational Ratios

Bacen determines that financial institutions maintain a Reference Equity (PR), Tier I Equity and Core Capital compatible with the risks of their activities, higher than the minimum requirement of the Required Reference Equity, represented by the sum of the credit risk, market and operational risk.

As established in CMN Resolutions No. 4,193/2013 and No. 4,783/2020, until September 2021 the PR requirement was 10.625%, including 8.00% of Minimum Reference Equity plus 1.625% of Additional for Capital Conservation and 1 .00% Systemic Additional. Tier I PR was 8.625% and Minimum Principal Capital was 7.125%.

In October 2021, the Additional for Capital Conservation increased to 2.00%. Thus, in December the PR requirement is 11.00%. It is considered 8.00% of Minimum Reference Equity plus 2.00% of Additional for Capital Conservation and 1.00% of Additional Systemic, with the requirement of Tier I PR of 9.00% and of Core Capital Minimum of 7.50%. As of April 2022, the PR requirement will reach 11.50%, considering 8.00% of Minimum Reference Equity plus 2.50% of Capital Conservation Additional and 1.00% of Systemic Additional, with requirement Tier I PR and Minimum Principal Capital of 9.50% and 8.00%, respectively.

Continuing the adoption of the rules established by CMN Resolution No. 4,192/2013, as of January 2015, the Prudential Consolidated, defined by CMN Resolution No. 4,280/2013, came into force.

The Basel index is calculated in accordance with the Financial Statements of the Prudential Conglomerate prepared in accordance with accounting practices adopted in Brazil, applicable to institutions authorized to operate by Bacen, as shown below:

BASEL INDEX %	dec-21	dec-20	dec-19

Tier I Regulatory Capital	76,969.9	77,571.5	66,481.7
Principal Capital	69,919.9	71,006.3	61,389.5
Supplementary Capital	7,050.1	6,565.2	5,092.2
Tier II Regulatory Capital	12,591.3	6,554.5	5,083.8
Regulatory Capital (Tier I and II)	89,561.3	84,126.0	71,565.5
Credit Risk	527,119.3	478,303.5	407,786.2
Market Risk	15,122.2	15,846.3	20,235.2
Operational Risk	58,499.8	57,419.4	47,965.5
Total RWA	600,741.3	551,569.2	475,986.9
Basel I Ratio	12.81	14.06	13.97
Basel Principal Capital	11.64	12.87	12.90
Basel Regulatory Capital	14.91	15.25	15.04

(1)	Exposures to credit risk subject to the calculation of the capital requirement using a standardized approach (RWACPAD) are based on the procedures established by Circular Bacen 3,644, dated March 4, 2013 and its subsequent complements through the wording of Circular Bacen 3,174 of August 20, 2014 and Bacen Circular 3,770 of October 29, 2015.
(2)	Includes portions for market risk exposures subject to variations in rates of foreign currency coupons (RWAjur2), price indexes (RWAjur3) and interest rate (RWAjur1/RWAjur4), the price of commodities (RWAcom), the price of shares classified as trading portfolios (RWAacs), and portions for gold exposure and foreign currency transactions subject to foreign exchange (RWAcam).
(3)	Risk Weighted Assets.

Banco Santander, quarterly discloses Pillar III information relating to risk management, Regulatory Capital and Risk Weighted Assets. A report with further details of the structure and methodology will be disclosed on the website www.ri.santander.com.br/ri.

Financial institutions are required to maintain investments in permanent assets compatible with adjusted regulatory capital. Funds invested in permanent assets, calculated on a consolidated basis, are limited to 50% of adjusted regulatory capital, as per prevailing regulation. Banco Santander classifies for said index. The Bank is following the requirements aforementioned.